June 9, 2006


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      USAA Investment Trust              USAA Tax Exempt Fund, Inc.
         1940 Act File No. 811-4019         1940 Act File No. 811-3333
         Additional Proxy                   Additional Proxy
         Solicitation Materials             Solicitation Materials

         USAA Mutual Fund, Inc.             USAA Mutual Funds Trust
         1940 Act File No. 811-2429         1940 Act File No. 811-7852
         Additional Proxy                   Additional Proxy
         Solicitation Materials             Solicitation Materials

Dear Sir or Madam:

         Pursuant to Rule 14a-6(c) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), USAA Investment Trust and USAA Mutual Funds Trust (the Trusts) and USAA Tax Exempt Fund, Inc. and USAA Mutual Funds, Inc. (the Companies) file the enclosed solicitation materials to be used in connection with a Special Meeting of Shareholders to be held on July 19, 2006. These materials will be used in addition to the solicitation made by mail using definitive proxy materials that were filed with the SEC on May 26, 2006.

         Pursuant to Rule 14a-6(d) under the Exchange Act, the Trusts/Companies represent that they will begin using these materials immediately.

         Should you have any questions with respect to these materials, please call me at (210) 498-4628.

                                       Sincerely,


                                       /s/ James L. Love
                                       James L. Love
                                       Executive Director Counsel

cc:  Kirkpatrick & Lockhart, Nicholson Graham LLP
Enclosures